As filed with the Securities and Exchange Commission on May 25, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22818

Westchester Capital Funds
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
Westchester Capital Funds
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Shares		Value
LONG INVESTMENTS - 97.25%
LONG COMMON STOCKS - 80.38%
	ALUMINUM - 0.97%
108,500	Alcoa, Inc. (e)	$1,039,430
	AUTO PARTS & EQUIPMENT - 2.60%
71,454	Johnson Controls, Inc. (e)	2,784,562
	AUTOMOBILE MANUFACTURERS - 2.20%
75,100	General Motors Company (e)	2,360,393
	BIOTECHNOLOGY - 3.36%
76,217	Baxalta, Inc.	3,079,167
33,704	Grifols S.A. - ADR (d)(f)	520,053
		3,599,220
	BROADCASTING - 5.21%
28,100	CBS Corporation Class B (e)	1,548,029
84,942	Liberty Media Corporation Class A (a)(e)	3,281,309
46,048	Media General, Inc. (a)	751,043
		5,580,381
	CABLE & SATELLITE - 3.40%
17,819	Time Warner Cable, Inc. (e)	3,646,124
	CASINOS & GAMING - 2.12%
106,100	MGM Resorts International (a)(e)	2,274,784
	CONSTRUCTION MATERIALS - 1.69%
8,714,168	West China Cement Ltd. (b)(e)	1,808,583
	DATA PROCESSING & OUTSOURCED SERVICES - 0.00%
48	Heartland Payment Systems, Inc.	4,635
	DIVERSIFIED CHEMICALS - 3.54%
49,991	The Dow Chemical Company (e)	2,542,542
19,741	E.I. Du Pont de Nemours & Company (e)	1,250,000
		3,792,542
	DIVERSIFIED FINANCIAL SERVICES - 0.58%
14,900	Citigroup, Inc. (e)	622,075
	ENVIRONMENTAL & FACILITIES SERVICES - 0.34%
11,741	Progressive Waste Solutions Ltd. (b)	364,323
	FERTILIZERS & AGRICULTURAL CHEMICALS - 0.82%
10,628	Syngenta AG - ADR	880,211
	HEALTH CARE SUPPLIES - 2.58%
54,646	Alere, Inc. (a)(e)	2,765,634
	HOTELS, RESORTS & CRUISE LINES - 6.00%
47,100	Hilton Worldwide Holdings, Inc. (e)	1,060,692
64,392	Starwood Hotels & Resorts Worldwide, Inc. (e)	5,372,225
		6,432,917
	HOUSEWARES & SPECIALTIES - 2.68%
48,775	Jarden Corporation (a)	2,875,286
	INDUSTRIAL CONGLOMERATES - 1.59%
53,600	General Electric Company (e)	1,703,944
	INDUSTRIAL GASES - 3.30%
24,954	Airgas, Inc. (e)	3,534,485
	INTERNET SOFTWARE & SERVICES - 6.45%
6,376	Qihoo 360 Technology Company Ltd. - ADR (a)	481,707
126,383	Yahoo!, Inc. (a)(e)	4,652,158
64,689	Youku Tudou, Inc. - ADR (a)	1,778,301
		6,912,166

	MANAGED HEALTH CARE - 1.98%
11,608	Humana, Inc. (e)	2,123,684
	MOVIES & ENTERTAINMENT - 0.57%
47,456	News Corporation Class A	606,013
127,639	SFX Entertainment, Inc. (a)	4,965
		610,978
	MULTI-LINE INSURANCE - 0.54%
10,800	American International Group, Inc. (e)	583,740
	OIL & GAS EQUIPMENT & SERVICES - 1.75%
27,538	Cameron International Corporation (a)	1,846,423
671	Halliburton Company	23,968
		1,870,391
	OIL & GAS REFINING & MARKETING - 0.78%
35,663	Northern Tier Energy LP	840,577
	OIL & GAS STORAGE & TRANSPORTATION - 0.53%
35,179	The Williams Companies, Inc.	565,327
	PHARMACEUTICALS - 0.67%
1,098	Allergan plc (a)(b)(e)	294,297
180	Mylan NV (a)(b)(d)(f)	8,278
500	Perrigo Company plc (b)	63,965
11,800	Pfizer, Inc. (e)	349,752
		716,292
	REGIONAL BANKS - 1.40%
154,789	First Niagara Financial Group	1,498,358
	REITs - 2.37%
123	Blackstone Mortgage Trust, Inc. Class A	3,304
44,676	CYS Investments, Inc.	363,662
44,800	NorthStar Realty Finance Corporation (e)	587,776
63,081	Starwood Property Trust, Inc.	1,194,123
37,504	Wheeler Real Estate Investment Trust, Inc.	46,880
26,484	Winthrop Realty Trust	347,735
		2,543,480
	SECURITY & ALARM SERVICES - 2.08%
43,175	The ADT Corporation (e)	1,781,401
12,219	Tyco International plc (b)	448,559
		2,229,960
	SEMICONDUCTORS - 4.18%
40,054	Atmel Corporation	325,238
56,997	KLA-Tenor Corporation (e)	4,149,952
		4,475,190
	SPECIALIZED FINANCE - 0.73%
25,870	Hennessy Capital Acquisition Corporation II (a)	254,044
5,044	Markit Ltd. (a)(b)	178,305
35,377	Pacific Special Acquisition Corporation (a)(b)(f)	354,831
		787,180
	SPECIALTY CHEMICALS - 1.52%
3,279	GCP Applied Technologies, Inc. (a)	65,383
12,143	The Valspar Corporation	1,299,544
3,689	W.R. Grace & Company (a)	262,583
		1,627,510
	TECHNOLOGY DISTRIBUTIONS - 3.26%
97,361	Ingram Micro, Inc. Class A (e)	3,496,233
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.69%
161,044	EMC Corporation (e)	4,291,822
23,735	SanDisk Corporation	1,805,759
		6,097,581

	TRUCKING - 1.70%
173,300	Hertz Global Holdings, Inc. (a)(e)	1,824,849
	WIRELESS TELECOMMUNICATION SERVICES - 1.20%
33,500	T-Mobile U.S., Inc. (a)(e)	1,283,050
	TOTAL LONG COMMON STOCKS (Cost $84,600,671)	86,156,075

CLOSED-END FUNDS - 5.28%
38,183	BlackRock Floating Rate income Strategies Fund, Inc.	499,052
35,721	DoubleLine Income Solutions Fund	600,470
126,262	Eaton Vance Floating-Rate Income Trust	1,661,608
71,768	First Trust Senior Floating Rate Income Fund II	923,654
259,806	Invesco Senior Income Trust	1,049,616
183,011	Voya Prime Rate Trust	922,376
	TOTAL CLOSED-END FUNDS (Cost $5,614,033)	5,656,776

PREFERRED STOCKS - 0.89%
37,580	Equity Commonwealth, 7.250%, Series E	955,284
	TOTAL PREFERRED STOCKS (Cost $964,262)	955,284

CONTINGENT VALUE RIGHTS - 0.00%
5,338	Casa Ley, S.A. de C.V. (a)(g)	2,402
5,338	Property Development Centers LLC (a)(g)	267
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	2,669

RIGHTS - 0.01%
35,377	Pacific Special Acquisition Corporation (a)(b)	6,546
	TOTAL RIGHTS (Cost $8,171)	6,546

WARRANTS - 0.00%
35,377	Pacific Special Acquisition Corporation (a)(b)	3,136
	TOTAL WARRANTS (Cost $3,112)	3,136

Principal Amount
CORPORATE BONDS - 4.42% (f)
	The ADT Corporation
$725,000	4.125%, 4/15/2019 (e)	768,500
	Community Health Systems, Inc.
572,000	8.000%, 11/15/2019	559,845
	Energy Future Intermediate Holding Company LLC
430,830	11.000%, 10/1/2021 (h)	469,605
1,633,665	11.750%, 3/1/2022 (h)(i)	1,780,694
	Pinnacle Entertainment, Inc.
998,000	7.500%, 4/15/2021	1,039,168
	US Foods, Inc.
113,000	8.500%, 6/30/2019	116,531
	TOTAL CORPORATE BONDS (Cost $4,777,905)	4,734,343

Contracts (100 shares per contract)
PURCHASED CALL OPTIONS - 0.00%
	Energy Transfer Equity LP
9	Expiration: April 2016, Exercise Price: $10.00	45
		45
PURCHASED PUT OPTIONS - 0.65%
	Alcoa, Inc.
266	Expiration: April 2016, Exercise Price: $4.00	399
561	Expiration: April 2016, Exercise Price: $5.00	841
228	Expiration: May 2016, Exercise Price: $7.00	1,140
266	Expiration: June 2016, Exercise Price: $6.00	798

	Allergan plc
12	Expiration: May 2016, Exercise Price: $240.00	9,000
	American International Group, Inc.
112	Expiration: April 2016, Exercise Price: $45.00	224
105	Expiration: May 2016, Exercise Price: $47.50	3,570
	Bayer AG
20	Expiration: April 2016, Exercise Price: EUR 84.00 (f)	68
23	Expiration: April 2016, Exercise Price: EUR 90.00 (f)	235
32	Expiration: April 2016, Exercise Price: EUR 88.00 (f)	219
	CBS Corporation Class B
314	Expiration: June 2016, Exercise Price: $45.00	10,833
	The Dow Chemical Company
449	Expiration: June 2016, Exercise Price: $43.00	11,225
	E.I. Du Pont de Nemours & Company
74	Expiration: April 2016, Exercise Price: $55.00	222
	General Electric Company
482	Expiration: May 2016, Exercise Price: $28.00	3,856
	General Motors Company
472	Expiration: June 2016, Exercise Price: $27.00	14,632
	Hertz Global Holdings, Inc.
1,560	Expiration: June 2016, Exercise Price: $8.00	54,600
	Hilton Worldwide Holdings, Inc.
224	Expiration: April 2016, Exercise Price: $17.00	560
247	Expiration: April 2016, Exercise Price: $18.00	617
	Huntsman Corporation
41	Expiration: May 2016, Exercise Price: $8.00	103
	iShares iBoxx $ High Yield Corporate Bond ETF
100	Expiration: June 2016, Exercise Price: $75.00	3,500
187	Expiration: June 2016, Exercise Price: $77.00	12,342
	Johnson Controls, Inc.
535	Expiration: April 2016, Exercise Price: $33.00	5,350
	MGM Resorts International
227	Expiration: April 2016, Exercise Price: $15.00	227
834	Expiration: June 2016, Exercise Price: $16.00	13,761
	NorthStar Realty Finance Corporation
448	Expiration: April 2016, Exercise Price: $12.00	5,600
	Pfizer, Inc.
89	Expiration: June 2016, Exercise Price: $27.00	2,581
	SPDR S&P 500 ETF Trust
103	Expiration: March 2016, Exercise Price: $183.00	51
103	Expiration: March 2016, Exercise Price: $197.00	103
53	Expiration: April 2016, Exercise Price: $206.00	10,362
96	Expiration: May 2016, Exercise Price: $204.00	31,392
43	Expiration: May 2016, Exercise Price: $206.00	17,093
	Starwood Hotels & Resorts Worldwide, Inc.
101	Expiration: May 2016, Exercise Price: $55.00	253
	T-Mobile U.S., Inc.
302	Expiration: May 2016, Exercise Price: $31.00	6,342
	VMware, Inc.
107	Expiration: September 2016, Exercise Price: $95.00	472,940
		695,039
	TOTAL PURCHASED OPTIONS (Cost $1,091,162)	695,084

Principal Amount
ESCROW NOTES - 0.03%
$28,850	AMR Corporation (a)(d)(g)	33,177
	TOTAL ESCROW NOTES (Cost $21,637)	33,177

Shares
SHORT-TERM INVESTMENTS - 5.59%
5,367,000	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.23% (c)(e)	5,367,000
621,549	The Liquid Asset Portfolio, Institutional Share Class, 0.45% (c)	621,549
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,988,549)	5,988,549
	TOTAL LONG INVESTMENTS (Cost $103,069,502) - 97.25%	104,231,639

SHORT INVESTMENTS - (24.16)%
SHORT COMMON STOCKS - (24.16)% (a)
	AIRLINES - (0.06)%
(1,443)	American Airlines Group, Inc.	(59,177)
	AUTO PARTS & EQUIPMENT - (0.51)%
(14,094)	Johnson Controls, Inc.	(549,243)
	BANKS - (1.08)%
(105,254)	KeyCorp	(1,162,004)
	BROADCASTING - (0.24)%
(5,751)	Nexstar Broadcasting Group, Inc. Class A	(254,597)
	CABLE & SATELLITE - (2.78)%
(752,976)	Sirius XM Holdings, Inc.	(2,974,255)
	COMMERICIAL SERVICES - (0.00)%
(35)	Global Payments, Inc.	(2,285)
	DIVERSIFIED CHEMICALS - (0.66)%
(13,989)	The Dow Chemical Company	(711,481)
	ENERGY EQUIPMENT & SERVICES - (1.36)%
(19,718)	Schlumberger Ltd. (b)	(1,454,203)
	ENVIRONMENTAL & FACILITIES SERVICES - (0.34)%
(5,638)	Waste Connections, Inc.	(364,158)
	HEALTH CARE PROVIDERS & SERVICES - (0.34)%
(3,200)	Aetna, Inc.	(359,520)
	HOTELS, RESORTS & CRUISE LINES - (2.00)%
(22,052)	Interval Leisure Group, Inc.	(318,431)
(25,646)	Marriott International, Inc. Class A	(1,825,482)
		(2,143,913)
	HOUSEWARES - (1.74)%
(42,047)	Newell Brands, Inc.	(1,862,262)
	INTERNET SOFTWARE & SERVICES - (3.72)%
(50,477)	Alibaba Group Holding Ltd. - ADR	(3,989,197)
	MEDIA - (2.85)%
(15,098)	Charter Communications, Inc. Class A	(3,056,288)
	MOVIES & ENTERTAINMENT - (0.95)%
(17,597)	Live Nation Entertainment, Inc.	(392,589)
(47,456)	News Corporation Class B	(628,792)
		(1,021,381)
	OIL & GAS & CONSUMABLE FUELS - (0.62)%
(49,799)	Energy Transfer Equity LP	(355,067)
(10,648)	Western Refining, Inc.	(309,750)
		(664,817)
	OIL & GAS EQUIPMENT & SERVICES - (0.02)%
(671)	Halliburton Company	(23,968)
	PHARMACEUTICALS - (1.89)%
(12,403)	Pfizer, Inc.	(367,625)
(9,659)	Shire plc - ADR	(1,660,382)
		(2,028,007)
	REAL ESTATE INVESTMENT TRUSTS (REITS) - (0.02)%
(1,249)	Apollo Commercial Real Estate Finance, Inc.	(20,359)
	RESEARCH & CONSULTING SERVICES - (0.16)%
(1,416)	IHS, Inc. Class A	(175,811)
	SEMICONDUCTORS - (2.23)%
(28,498)	Lam Research Corporation	(2,353,935)
(721)	Microchip Technology, Inc.	(34,752)
		(2,388,687)

	SOFTWARE - (0.35)%
(7,176)	VMware, Inc. Class A	(375,377)
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.24)%
(5,484)	Western Digital Corporation	(259,064)
	TOTAL SHORT COMMON STOCKS (Proceeds $24,674,301)	(25,900,054)
	TOTAL SHORT INVESTMENTS (Proceeds $24,674,301) - (24.16%)	(25,900,054)

	TOTAL NET INVESTMENTS (Cost $78,323,378) - 73.09%	18,284,672
	OTHER ASSETS IN EXCESS OF LIABILITIES - 26.91%	28,851,351
	TOTAL NET ASSETS - 100.00%	$47,136,023

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REITs -	Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2016.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (k) on the schedule of investments for more information.
(g)	Level 3 Security. Please see footnote (k) on the schedule of investments for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2016, these securities represent 3.78% of total net assets.
(j)	The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$104,509,756
Gross unrealized appreciation	$4,898,035
Gross unrealized depreciation	(5,176,152)
Net unrealized depreciation	$(278,117)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(k)	Investment Valuation
The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board. These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the NYSE if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At March 31, 2016, securities fair valued in good faith based on the absolute value of long and short investments, and unrealized appreciation (depreciation) of swap contracts represented 1.34% of net assets.

The Fund has performed analyses of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2016. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks*	$85,272,913	$883,162	$-	$86,156,075
Closed-End Funds	5,656,776	-	-	5,656,776
Preferred Stocks	955,284	-	-	955,284
Contingent Value Rights	-	-	2,669	2,669
Rights	6,546	-	-	6,546
Warrants	3,136	-	-	3,136
Corporate Bonds	-	4,734,343	-	4,734,343
Purchased Option Contracts	694,562	522	-	695,084
Escrow Notes	-	-	33,177	33,177
Short-Term Investments	5,988,549	-	-	5,988,549
Swap Contracts**	-	577,670	-	577,670
Total	$98,577,766	$6,195,697	$35,846	$104,809,309

Liabilities
Short Common Stock*	$25,900,054	$-	$-	$25,900,054
Written Option Contracts	2,561,877	91,580	-	2,653,457
Forward Currency Exchange Contracts**	-	35,693	-	35,693
Total	$28,461,931	$127,273	$-	$28,589,204

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and ask prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by brokers using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2016, the value of these securities held by the Fund were $35,846. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (k). The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker due diligence, unchanged price review and consideration of macro or security specific event.

The Fund did not have transfers into or out of Level 1, 2 or 3 securities during the period. Transfers are recorded at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2015	$2,669	$-	$2,669
Purchases on Investments	-	21,637	21,637
(Sales) of Investments	-	-	-
Transfers Into Level 3	-	-	-
(Transfer Out) of Level 3	-	-	-
Change in Unrealized Depreciation	-	11,540	11,540
Balance as of Mach 31, 2016	$2,669	$33,177	$35,846

(l)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2016.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2016 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$695,084	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	2,653,457
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	-	Schedule of Forward Currency Exchange Contracts	35,693
Swap Contracts	Schedule of Swap Contracts	577,670	Schedule of Swap Contracts	-
Total		$1,272,754		$2,689,150

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2016 (Unaudited)

Contracts (100 Shares per contract)		Value
CALL OPTIONS WRITTEN
	The ADT Corporation
114	Expiration: April 2016, Exercise Price: $42.00	$285
	Alcoa, Inc.
591	Expiration: April 2016, Exercise Price: $7.00	152,478
228	Expiration: May 2016, Exercise Price: $8.00	38,760
266	Expiration: June 2016, Exercise Price: $8.00	47,880
	Alere, Inc.
19	Expiration: May 2016, Exercise Price: $60.00	47
	Allergan plc
21	Expiration: May 2016, Exercise Price: $265.00	36,750
7	Expiration: May 2016, Exercise Price: $275.00	9,275
22	Expiration: May 2016, Exercise Price: $285.00	17,160
	American International Group, Inc.
125	Expiration: April 2016, Exercise Price: $52.50	23,562
100	Expiration: May 2016, Exercise Price: $45.00	94,000
61	Expiration: May 2016, Exercise Price: $52.50	16,409
88	Expiration: May 2016, Exercise Price: $55.00	10,648
	AT&T, Inc.
189	Expiration: April 2016, Exercise Price: $35.00	78,813
	Bayer AG
20	Expiration: April 2016, Exercise Price: EUR 90.00 (a)	30,450
55	Expiration: April 2016, Exercise Price: EUR 98.00 (a)	36,112
	CBS Corporation Class B
314	Expiration: June 2016, Exercise Price: $50.00	189,185
	Citigroup, Inc.
149	Expiration: April 2016, Exercise Price: $40.00	32,854
	The Dow Chemical Company
499	Expiration: June 2016, Exercise Price: $48.00	200,099
	E.I. Du Pont de Nemours & Company
89	Expiration: April 2016, Exercise Price: $62.50	13,617
	General Electric Company
536	Expiration: May 2016, Exercise Price: $30.00	110,684
	General Motors Company
789	Expiration: June 2016, Exercise Price: $33.00	50,102
	Hertz Global Holdings, Inc.
1,733	Expiration: June 2016, Exercise Price: $9.00	363,930
	Hilton Worldwide Holdings, Inc.
224	Expiration: April 2016, Exercise Price: $19.00	80,640
247	Expiration: April 2016, Exercise Price: $20.00	64,220
	Humana, Inc.
45	Expiration: May 2016, Exercise Price: $170.00	78,750
32	Expiration: May 2016, Exercise Price: $175.00	44,320
	Huntsman Corporation
41	Expiration: May 2016, Exercise Price: $10.00	14,760
	Johnson Controls, Inc.
714	Expiration: April 2016, Exercise Price: $39.00	46,410

	MGM Resorts International
227	Expiration: April 2016, Exercise Price: $17.00	102,718
834	Expiration: June 2016, Exercise Price: $19.00	256,455
	NorthStar Realty Finance Corporation
448	Expiration: April 2016, Exercise Price: $14.00	6,272
	Pfizer, Inc.
118	Expiration: June 2016, Exercise Price: $30.00	8,437
	Starwood Hotels & Resorts Worldwide, Inc.
30	Expiration: May 2016, Exercise Price: $60.00	70,800
101	Expiration: May 2016, Exercise Price: $67.50	160,893
	T-Mobile U.S., Inc.
335	Expiration: May 2016, Exercise Price: $36.00	112,225
	Vivendi SA
326	Expiration: April 2016, Exercise Price: EUR 18.00 (a)	24,483
157	Expiration: April 2016, Exercise Price: EUR 19.50 (a)	535
		2,625,018

PUT OPTIONS WRITTEN
	iShares iBoxx $ High Yield Corporate Bond ETF
109	Expiration: June 2016, Exercise Price: $71.00	2,998
187	Expiration: June 2016, Exercise Price: $72.00	4,488
	SPDR S&P 500 ETF Trust
206	Expiration: March 2016, Exercise Price: $190.00	103
139	Expiration: May 2016, Exercise Price: $196.00	20,850
		28,439
	TOTAL OPTIONS WRITTEN
	(Premiums received $2,315,312)	$2,653,457

ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
(a)	Level 2 Security. Please see footnote (k) on the schedule of investments for more information.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF FORWARD CURRENCY EXCHANSE CONTRACTS*
March 31, 2016 (Unaudited)

							Unrealized
Settlement			USD Value at March 31, 2016			USD Value at March 31, 2016	Appreciation
Date	Currency to be Delivered			Currency to be Received			(Depreciation)**
6/7/2016	865,973	AUD	$661,669	622,709	USD	$622,709	$(38,960)
6/7/2016	1,766	USD	1,766	2,443	AUD	1,867	101
4/20/2016	901,055	EUR	1,025,924	1,004,401	USD	1,004,401	(21,523)
4/21/2016	504,264	EUR	574,162	569,093	USD	569,093	(5,069)
4/21/2016	398,095	USD	398,095	353,656	EUR	402,678	4,583
5/4/2016	690,243	EUR	786,231	781,859	USD	781,859	(4,372)
4/21/2016	691,298	GBP	992,938	1,065,419	USD	1,065,419	72,481
4/21/2016	985,888	USD	985,888	691,298	GBP	992,938	7,050
10/4/2016	1,565,916	GBP	2,251,431	2,238,766	USD	2,238,766	(12,665)
6/15/2016	14,711,214	HKD	1,897,256	1,898,283	USD	1,898,283	1,027
8/10/2016	9,201,233	SEK	1,139,156	1,100,810	USD	1,100,810	(38,346)
			$10,714,516			$10,678,823	$(35,693)

AUD-	Australian Dollar
EUR-	Euro
GBP-	British Pound
HKD-	Hong Kong Dollar
SEK-	Swedish Krona
USD-	U.S. Dollar
*	JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2016.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SWAP CONTRACTS
March 31, 2016 (Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
1/19/2017	Allergan plc	5,011	$1,462,585	$(123,435)	BAML
8/25/2016	American International Group, Inc.	43,212	2,498,244	(163,796)	JPM
1/12/2017	Apollo Residential Mortgage, Inc.	2,996	33,949	6,240	JPM
8/25/2016	Asciano Ltd.	122,792	765,290	77,784	JPM
7/27/2016	AT&T, Inc.	18,928	599,885	141,260	JPM
9/4/2016	Bayer AG	7,500	892,470	(10,983)	JPM
12/24/2016	Cablevision Systems Corporation Class A	32,842	1,043,850	37,839	BAML
5/5/2016	CBS Corporation Class B	3,390	171,713	14,697	BAML
4/17/2016	Equity Commonwealth	20,698	538,767	43,876	BAML
9/30/2016	General Motors Company	11,500	338,709	22,056	BAML
6/11/2016	Huntsman Corporation	4,193	95,894	(40,320)	BAML
2/11/2017	Meda AB Class A	63,721	1,108,201	76,628	BAML
2/16/2017	Meda AB Class A	5,927	100,360	9,931	JPM
12/7/2016	SABMiller plc	35,589	2,129,840	44,876	JPM
2/11/2017	Syngenta AG (a)	1,662	670,004	44,955	BAML
4/17/2016	Time Warner Cable, Inc.	13,498	2,274,091	486,867	JPM
6/30/2016	Time Warner Cable, Inc.	2,036	371,143	44,717	BAML
9/11/2016	TNT Express NV	18,826	155,510	13,349	JPM
9/4/2016	Vivendi SA	48,363	1,030,615	(14,120)	JPM

SHORT TOTAL RETURN SWAP CONTRACTS
6/30/2016	Charter Communication, Inc. Class A	(258)	(44,432)	(7,912)	BAML
8/20/2016	Charter Communication, Inc. Class A	(2,350)	(431,162)	(44,897)	JPM
2/10/2017	Grifols S.A.	(24,047)	(492,535)	(42,931)	JPM
2/11/2017	Mylan NV	(3,395)	(141,367)	(15,955)	BAML
1/28/2017	Shire plc (a)	(5,341)	(282,955)	(23,056)	JPM
				$577,670

BAML -	Bank of America Merrill Lynch & Co., Inc.
JPM -	JPMorgan Chase & Co., Inc.
plc -	Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Westchester Capital Funds

By (Signature and Title  /s/ Michael T. Shannon
                                                 Michael T. Shannon, Co-President

Date     May 24, 2016

By (Signature and Title)  /s/ Roy Behren
                                                  Roy Behren, Co-President and Treasurer

Date     May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Michael T. Shannon
                                                     Michael T. Shannon, Co-President

Date     May 24, 2016

By (Signature and Title)*  /s/ Roy Behren
                                                    Roy Behren, Co-President and Treasurer

Date     May 24, 2016

* Print the name and title of each signing officer under his or her signature.